Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,385,574.39

Principal:
Principal Collections	$13,867,642.27
Prepayments in Full	$7,621,309.87
Liquidation Proceeds	$328,216.40
Recoveries	$51,210.23
Sub Total	$21,868,378.77
Collections	$23,253,953.16

Purchase Amounts:
Purchase Amounts Related to Principal	$317,108.47
Purchase Amounts Related to Interest	$1,580.62
Sub Total	$318,689.09

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,572,642.25

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	28
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$23,572,642.25
Servicing Fee	$329,712.92	$329,712.92	$0.00	$0.00	$23,242,929.33
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,242,929.33
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$23,242,929.33
Interest - Class A-3 Notes	$129,504.37	$129,504.37	$0.00	$0.00	$23,113,424.96
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$23,008,289.54
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,008,289.54
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$22,953,017.54
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,953,017.54
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$22,911,124.87
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,911,124.87
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$22,856,291.54
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,856,291.54
Regular Principal Payment	$21,583,971.18	$21,583,971.18	$0.00	$0.00	$1,272,320.36
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,272,320.36
Residual Released to Depositor	$0.00	$1,272,320.36	$0.00	$0.00	$0.00
Total		$23,572,642.25

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$21,583,971.18
Total					$21,583,971.18
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,583,971.18	$51.37	$129,504.37	$0.31	$21,713,475.55	$51.68
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$21,583,971.18	$16.08	$386,637.79	$0.29	$21,970,608.97	$16.37

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$189,518,591.27	0.4510200	$167,934,620.09	0.3996540
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$382,568,591.27	0.2850204	$360,984,620.09	0.2689399

Pool Information
Weighted Average APR	4.190%	4.187%
Weighted Average Remaining Term	32.74	31.91
Number of Receivables Outstanding	29,164	28,350
Pool Balance	$395,655,503.35	$373,234,065.47
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$382,568,591.27	$360,984,620.09
Pool Factor	0.2900736	0.2736354

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$6,819,916.28
Yield Supplement Overcollateralization Amount	$12,249,445.38
Targeted Overcollateralization Amount	$12,249,445.38
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$12,249,445.38

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	28

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		114	$287,160.87
(Recoveries)		85	$51,210.23
Net Losses for Current Collection Period			$235,950.64
Cumulative Net Losses Last Collection Period			$5,519,218.18
Cumulative Net Losses for all Collection Periods			$5,755,168.82

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.72%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.91%	413	$7,122,855.00
61-90 Days Delinquent	0.19%	39	$718,121.46
91-120 Days Delinquent	0.10%	20	$356,393.76
Over 120 Days Delinquent	0.17%	35	$638,408.25
Total Delinquent Receivables	2.37%	507	$8,835,778.47

Repossession Inventory:
Repossessed in the Current Collection Period		21	$354,141.19
Total Repossessed Inventory		21	$419,213.33

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1360%
Preceding Collection Period			0.3977%
Current Collection Period			0.7365%
Three Month Average			0.4234%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2930%
Preceding Collection Period			0.3223%
Current Collection Period			0.3316%
Three Month Average			0.3156%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer